Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 22, 2025 USD ($)	Nov. 20, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 8,337				$ 7,470
5.38% due July 15, 2025
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					5.38%	5.38%
4.25% due April 15, 2027
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					4.25%	4.25%
4.65% due March 20, 2031
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.65%	4.65%			4.65%	4.65%
5.40% due March 20, 2036
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%			5.40%	5.40%
U.S. Dollar Denominated Senior Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 4,296	$ 5,887		$ 2,600	$ 3,800	$ 5,470
U.S. Dollar Denominated Senior Unsecured Notes | 5.38% due July 15, 2025 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate					5.38%	5.38%
Total debt principal	0	0			$ 133	$ 192
U.S. Dollar Denominated Senior Unsecured Notes | 4.25% due April 15, 2027 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 0	$ 0	$ 750		$ 373	$ 537
U.S. Dollar Denominated Senior Unsecured Notes | 4.40% due April 15, 2029 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.40%	4.40%			4.40%	4.40%
Total debt principal	$ 183	$ 250			$ 183	$ 262
U.S. Dollar Denominated Senior Unsecured Notes | 4.65% due March 20, 2031 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 685			$ 0	$ 0
U.S. Dollar Denominated Senior Unsecured Notes | 2.65% due January 15, 2032 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	2.65%	2.65%			2.65%	2.65%
Total debt principal	$ 500	$ 685			$ 500	$ 720
U.S. Dollar Denominated Senior Unsecured Notes | 5.40% due March 20, 2036 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 685			$ 0	$ 0
U.S. Dollar Denominated Senior Unsecured Notes | 5.25% due June 15, 2037 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.25%	5.25%			5.25%	5.25%
Total debt principal	$ 333	$ 457			$ 333	$ 479
U.S. Dollar Denominated Senior Unsecured Notes | 6.80% due September 15, 2037 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.80%	6.80%			6.80%	6.80%
Total debt principal	$ 191	$ 262			$ 191	$ 275
U.S. Dollar Denominated Senior Unsecured Notes | 6.75% due November 15, 2039 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	6.75%	6.75%			6.75%	6.75%
Total debt principal	$ 652	$ 894			$ 652	$ 938
U.S. Dollar Denominated Senior Unsecured Notes | 4.45% due September 15, 2042 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.45%	4.45%			4.45%	4.45%
Total debt principal	$ 91	$ 125			$ 91	$ 131
U.S. Dollar Denominated Senior Unsecured Notes | 5.20% due September 15, 2043 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.20%	5.20%			5.20%	5.20%
Total debt principal	$ 27	$ 37			$ 27	$ 39
U.S. Dollar Denominated Senior Unsecured Notes | 5.40% due June 15, 2047 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	5.40%	5.40%			5.40%	5.40%
Total debt principal	$ 569	$ 779			$ 569	$ 818
U.S. Dollar Denominated Senior Unsecured Notes | 3.75% due February 15, 2052 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.75%	3.75%			3.75%	3.75%
Total debt principal	$ 750	$ 1,028			$ 750	$ 1,079
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.60% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate				4.60%
Total debt principal				$ 550
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.65% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate				4.65%
Total debt principal				$ 500
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 5.40% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate				5.40%
Total debt principal				$ 500
U.S. Dollar Denominated Senior Unsecured Notes | U S Dollar Denominated Unsecured Notes 4.25% | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate				4.25%
Total debt principal				$ 650
Canadian Dollar Denominated Unsecured Notes | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 2,450				$ 2,000
Canadian Dollar Denominated Unsecured Notes | 3.60% due March 10, 2027 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.60%	3.60%	3.60%		3.60%	3.60%
Total debt principal		$ 0				$ 750
Canadian Dollar Denominated Unsecured Notes | 3.50% due February 7, 2028 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	3.50%	3.50%			3.50%	3.50%
Total debt principal		$ 1,250				$ 1,250
Canadian Dollar Denominated Unsecured Notes | 4.25% due March 20, 2033 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.25%	4.25%			4.25%	4.25%
Total debt principal		$ 650				$ 0
Canadian Dollar Denominated Unsecured Notes | 4.60% due November 20, 2035 | Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate	4.60%	4.60%			4.60%	4.60%
Total debt principal		$ 550				$ 0